Financial Instruments - Schedule of Balances in Foreign Currencies (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Currency1 [Line Items]
Cash and cash equivalents	$ 34,912		$ 11,666		$ 41,262	$ 31,220
Accounts payable and accrued liabilities	$ (3,572)		(3,650)
U.S. dollars
Currency1 [Line Items]
Cash and cash equivalents		$ 24,294		$ 6,635
Financial assets available-for-sale				15,115
Accounts payable and accrued liabilities		(1,476)		(1,093)
Balances in foreign currencies		$ 22,818		$ 20,657
Euro
Currency1 [Line Items]
Cash and cash equivalents			0
Financial assets available-for-sale			0
Accounts payable and accrued liabilities			(1,035)
Balances in foreign currencies			$ (1,035)